Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 - Related Party Transactions

Accounts Payable - Related Party

The Company’s accounts payable - related party consist of guaranteed payments and expense reimbursement to members. Accounts payable - related party was $337,345 and $409,838 for the nine months ended September 30, 2018 and the year ended December 31, 2017, respectively.

Advances from Related Parties

During the nine months ended September 30, 2018 and the year ended December 31, 2017, an EVO CNG member advanced $332,859 to the Company

During the nine months ended September 30, 2018 and the year ended December 31, 2017, a Titan member advanced $2,000 to the Company.

During the nine months ended September 30, 2018 and the year ended December 31, 2017an El Toro member advanced $35,500 to the Company.

Accrued Interest - Related Party

The Company’s accrued interest - related party is the accrued interest payments on stockholders’ and related party debt. Accrued interest - related party was $730,000 and $917,526 at September 30, 2018 and December 31, 2017, respectively. During April 2018, the Company converted subordinated convertible junior and senior notes payable to stockholders and related interest of $2,052,816 into 548,360 shares of common stock. As a result of the conversion, the Company realized a gain on the extinguishments of accrued interest of $157,330, which was recognized the nine months ended September 30, 2018.

Note 4 - Related Party Transactions

Accounts Payable - Related Party

The Company’s accounts payables - related party consist of guaranteed payments and expense reimbursement to members. Accounts payable - related party was $409,838 and $261,060 for the years ended December 31, 2017 and 2016, respectively.

Advances Related Party

During the year ended December 31, 2017, an EVO member advanced $332,859 to the Company

During the year ended December 31, 2016, a Titan member advanced $2,000 to the Company.

During the year ended December 31, 2016 an El Toro member advanced $35,500 to the Company.

Accrued Interest - Related Party

The Company’s accrued interest - related party are the accrued interest payments on stockholders’ and related party debt. Accrued interest - related party was $927,421 and $164,368 for the years ended December 31, 2017 and 2016, respectively.